Restatement of Previously Issued Financial Statements (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Restatement of Previously Issued Financial Statements
Total Assets	$ 490,955	$ 516,943	$ 473,039			$ 388,963
Liabilities:
Revolving Credit Facility, Net	176,615	183,524	135,968
Total Current Liabilities	394,542	403,000	350,599			238,606
Revolving Credit Facility, Net						53,580
Total Liabilities	398,460	415,524	364,111			308,661
Total Stockholders' Equity	$ 92,495	101,418	$ 108,928	$ 109,828	$ 85,974	$ 80,302	$ 52,919	$ 44,016
Previously Reported
Restatement of Previously Issued Financial Statements
Total Assets		516,943
Liabilities:
Total Current Liabilities		219,476
Revolving Credit Facility, Net		183,524
Total Liabilities		415,524
Total Stockholders' Equity		101,418
Adjustment
Liabilities:
Revolving Credit Facility, Net		183,524
Total Current Liabilities		183,524
Revolving Credit Facility, Net		$ (183,524)